Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Inventories Text Block Abstract
Schedule of inventory
	30-Jun-22	31-Dec-21
Finished products	$8,107,467	$6,031,753
Impairment of finished products	(3,669,820)	(3,819,955)
Accessories and spare parts	1,106,761	1,025,366
Impairment of accessories and spare parts	(859,742)	(839,693)
Total	$4,684,666	$2,397,471